ADVISORY AGREEMENT (Details) - shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advisory agreement
Units outstanding		679,544,349	593,821,837
Class A
Advisory agreement
Units outstanding		63,179,258	64,145,923	89,279,211	105,821,750
Class C
Advisory agreement
Units outstanding		272,305,731	265,575,955	289,256,969	334,741,567
Class I
Advisory agreement
Units outstanding		29,501,569	31,155,649	47,689,327	50,667,859
Class D
Advisory agreement
Units outstanding		36,603,739	35,322,377	46,696,897	99,225,678
Class DS
Advisory agreement
Units outstanding	[1]		21,211,500	27,662,374	54,128,029
Class DI
Advisory agreement
Units outstanding	[2]	97,034,119
Class DT
Advisory agreement
Units outstanding	[3]		5,341,053	7,308,839	13,202,221
Class M
Advisory agreement
Units outstanding		102,050,874	92,200,321	46,183,286	38,151,931
Class F
Advisory agreement
Units outstanding	[4],[5]	46,520,691	46,520,691	46,520,691
Class F1
Advisory agreement
Units outstanding	[6],[7]	32,348,368	32,348,368	32,348,368
Trading Advisor
Advisory agreement
Automatic renewal period of advisory agreement		3 years
Notice period for termination of advisory agreement		90 days
Trading Advisor | Class A
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fee charged		20.00%
Trading Advisor | Class C
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fee charged		20.00%
Trading Advisor | Class I
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fee charged		20.00%
Trading Advisor | Class D
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fee charged		20.00%
Trading Advisor | Class DS
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fee charged		20.00%
Trading Advisor | Class DI
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fee charged		20.00%
Trading Advisor | Class DT
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		1.50%
Percentage of performance fee charged		15.00%
Trading Advisor | Class M
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fee charged		20.00%
Trading Advisor | Class G
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		1.25%
Percentage of management fees paid to sponsor		36.00%
Units outstanding		0
Percentage of performance fee charged		20.00%
Trading Advisor | Class F
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		1.00%
Percentage of management fees paid to sponsor		30.00%
Percentage of performance fee charged		20.00%
Trading Advisor | Class F1
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		1.00%
Percentage of management fees paid to sponsor		30.00%
Percentage of performance fee charged		20.00%

[1]	Units fully redeemed as of April 30, 2015.
[2]	Units issued on February 1, 2015.
[3]	Units fully redeemed as of December 31, 2015.
[4]	Units issued on May 16, 2013.
[5]	Units issued on May 16, 2013.
[6]	Units issued on June 1, 2013.
[7]	Units issued on June 1, 2013.